PROPERTY AND CASUALTY COMPANIES —ASSOCIATION EDITION

QUARTERLY STATEMENT
AS OF JUNE 30, 2007
OF THE CONDITION AND AFFAIRS OF THE

CIFG Assurance North America, Inc.

NAIC Group Code	0000	,	0000	NAIC Company Code	25771	Employer's ID Number	75-1331566
	(Current Period)		(Prior Period)
Organized under the Laws of	New York	,	State of Domicile or Port of Entry	New York
Country of Domicile	United States
Incorporated/Organized	03/05/2003	Commenced Business	04/11/2003
Statutory Home Office	825 Third Avenue	,	New York, NY 10022-7519
	(Street and Number)		(City or Town, State and Zip Code)
Main Administrative Office	825 Third Avenue	New York, NY 10022-7519	212-909-3939
	(Street and Number)	(City or Town, State and Zip Code)	(Area Code) (Telephone Number)
Mail Address	825 Third Avenue	New York, NY 10022-7519
	(Street and Number or P.O. Box)	(City or Town, State and Zip Code)
Primary Location of Books and Records	825 Third Avenue	New York, NY 10022-7519	212-909-3931
	(Street and Number)	(City or Town, State and Zip Code)	(Area Code) (Telephone Number)
Internet Website Address	www.cifg.com
Statutory Statement Contact	Lori Ann Pitta	212-909-0400
	(Name)	(Area Code) (Telephone Number) (Extension)
l.pitta@cifg.com	212-909-3931
(E-Mail Address)	(Fax Number)
Policyowner Relations Contact	825 Third Avenue	New York, NY 10022-7519	212-909-3939
	(Street and Number)	(City or Town, State and Zip Code)	(Area Code) (Telephone Number) (Extension)

OFFICERS

Name		Title	Name		Title
Jacques Raymond Laurent Rolfo	,	President	Jin Zhai	,	Secretary
James Joseph O'Keefe III	,	Treasurer		,

OTHER OFFICERS

DIRECTORS OR TRUSTEES

Jean-Jacques Marcelin Bonnaud	Michel Georges Crouhy	Marc de Champs de Saint Lèger de Brèchard	Robert Matthew Drillings
Andrew Richard Dym	Steven Neil Klein	Michael Stuart Knopf	Paul Christopher Kwiatkoski
Paul Christian Meyer	James Joseph O'Keefe III	Anthony Andre Orsatelli	Jean-Paul Oudet
John Salvatore Pizzarelli	Jacques Raymond Laurent Rolfo	Charles Edward Webster Jr.

State of	New York
ss
County of	New York

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC Annual Statement Instructions and Accounting Practices and Procedures manual except to the extent that: (1) state law may differ; or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.

Jacques Raymond Laurent Rolfo	Jin Zhai	James Joseph O'Keefe III
President	Secretary	Treasurer

Subscribed and sworn to before me this	a.	Is this an original filing?	Yes ☒ No ☐
day of	b.	If no,
1. State the amendment number
2. Date filed
3. Number of pages attached

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

ASSETS

		Current Statement Date			4
		1	2	3
		Assets	Nonadmitted Assets	Net Admitted Assets (Cols. 1-2)	December 31 Prior Year Net Admitted Assets
1.	Bonds	140,891,088		140,891,088	136,241,233
2.	Stocks:
	2.1 Preferred stocks			0	0
	2.2 Common stocks			0	0
3.	Mortgage loans on real estate:
	3.1 First liens			0	0
	3.2 Other than first liens			0	0
4.	Real estate:
	4.1 Properties occupied by the company (less $ encumbrances)			0	0
	4.2 Properties held for the production of income (less $ encumbrances)			0	0
	4.3 Properties held for sale (less $ encumbrances)			0	0
5.	Cash($ 1,989,845 ), cash equivalents ($ 24,732,000 ) and short-term investments ($ 4,004,448 )	30,726,294		30,726,294	40,655,870
6.	Contract loans, (including $ premium notes)			0	0
7.	Other invested assets	0	0	0	0
8.	Receivables for securities	847,435		847,435	0
9.	Aggregate write-ins for invested assets	0	0	0	0
10.	Subtotals, cash and invested assets (Lines 1 to 9)	172,464,817	0	172,464,817	176,897,103
11.	Title plants less $ charged off (for Title insurers only)			0	0
12.	Investment income due and accrued	2,051,862		2,051,862	1,748,283
13.	Premiums and considerations:
	13.1 Uncollected premiums and agents' balances in the course of collection	1,672,783	232,735	1,440,048	1,099,022
	13.2 Deferred premiums, agents' balances and installments booked but deferred and not yet due (including $ earned but unbilled premiums)	11,451,200		11,451,200	10,190,029
	13.3 Accrued retrospective premiums.			0	0
14.	Reinsurance:			0	0
	14.1 Amounts recoverable from reinsurers			0	0
	14.2 Funds held by or deposited with reinsured companies			0	0
	14.3 Other amounts receivable under reinsurance contracts			0	0
15.	Amounts receivable relating to uninsured plans			0	0
16.1	Current federal and foreign income tax recoverable and interest thereon	109,207		109,207	124,207
16.2	Net deferred tax asset	15,421,101	13,960,904	1,460,197	1,322,758
17.	Guaranty funds receivable or on deposit			0	0
18.	Electronic data processing equipment and software			0	0
19.	Furniture and equipment, including health care delivery assets ($ )			0	0
20.	Net adjustment in assets and liabilities due to foreign exchange rates			0	0
21.	Receivables from parent, subsidiaries and affiliates			0	0
22.	Health care ($ ) and other amounts receivable			0	0
23.	Aggregate write-ins for other than invested assets	229,571	0	229,571	0
24.	Total assets excluding Separate Accounts, Segregated Accounts and Protected Cell Accounts (Lines 10 to 23)	203,400,542	14,193,639	189,206,903	191,381,402
25.	From Separate Accounts, Segregated Accounts and Protected Cell Accounts			0	0
26.	Total (Lines 24 and 25)	203,400,542	14,193,639	189,206,903	191,381,402
	DETAILS OF WRITE-INS
0901.
0902.
0903.
0998.	Summary of remaining write-ins for Line 9 from overflow page	0	0	0	0
0999.	Totals (Lines 0901 through 0903 plus 0998)(Line 9 above)	0	0	0	0
2301.	Prepaid - Premium Taxes	229,571		229,571	0
2302.
2303.
2398.	Summary of remaining write-ins for Line 23 from overflow page	0	0	0	0
2399.	Totals (Lines 2301 through 2303 plus 2398)(Line 23 above)	229,571	0	229,571	0

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

LIABILITIES, SURPLUS AND OTHER FUNDS

		1	2
		Current Statement Date	December 31, PriorYear

1.	Losses (current accident year $ )		0
2.	Reinsurance payable on paid losses and loss adjustment expenses		0
3.	Loss adjustment expenses		0
4.	Commissions payable, contingent commissions and other similar charges	171,609	141,307
5.	Other expenses (excluding taxes, licenses and fees)	244,931	286,124
6.	Taxes, licenses and fees (excluding federal and foreign income taxes)	82,600	1,003,965
7.1	Current federal and foreign income taxes (including $ on realized capital gains (losses))		0
7.2	Net deferred tax liability		0
8.	Borrowed money $ and interest thereon $		0
9.	Unearned premiums (after deducting unearned premiums for ceded reinsurance of $ 213,156,584 and including warranty reserves of $ )	39,843,141	38,943,921
10.	Advance premium		0
11.	Dividends declared and unpaid:
	11.1 Stockholders		0
	11.2 Policyholders		0
12.	Ceded reinsurance premiums payable (net of ceding commissions)	4,699,974	6,462,900
13.	Funds held by company under reinsurance treaties		0
14.	Amounts withheld or retained by company for account of others		0
15.	Remittances and items not allocated	2,283,636	803,883
16.	Provision for reinsurance		0
17.	Net adjustments in assets and liabilities due to foreign exchange rates		0
18.	Drafts outstanding		0
19.	Payable to parent, subsidiaries and affiliates	8,697,688	10,606,320
20.	Payable for securities		0
21.	Liability for amounts held under uninsured plans		0
22.	Capital notes $ and interest thereon $		0
23.	Aggregate write-ins for liabilities	32,667,639	29,312,916
24.	Total liabilities excluding protected cell liabilities (Lines 1 through 23)	88,691,218	87,561,335
25.	Protected cell liabilities		0
26.	Total liabilities (Lines 24 and 25)	88,691,218	87,561,335
27.	Aggregate write-ins for special surplus funds	0	0
28.	Common capital stock	19,700,000	19,700,000
29.	Preferred capital stock		0
30.	Aggregate write-ins for other than special surplus funds	0	0
31.	Surplus notes		0
32.	Gross paid in and contributed surplus	120,925,326	120,925,326
33.	Unassigned funds (surplus)	(40,109,641)	(36,805,259)
34.	Less treasury stock, at cost:
	34.1 shares common (value included in Line 28 $ )		0
	34.2 shares preferred (value included in Line 29 $ )		0
35.	Surplus as regards policyholders (Lines 27 to 33, less 34)	100,515,685	103,820,067
36.	TOTALS	189,206,903	191,381,402
	DETAILS OF WRITE-INS
2301.	Deferred ceding commission	18,020,688	17,482,117
2302.	Contingency reserves	13,411,904	10,597,386
2303.	Deferred commitment fees	1,235,047	1,233,414
2398.	Summary of remaining write-ins for Line 23 from overflow page	0	0
2399.	Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)	32,667,639	29,312,916
2701.
2702.
2703.
2798.	Summary of remaining write-ins for Line 27 from overflow page	0	0
2799.	Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)	0	0
3001.
3002.
3003.
3098.	Summary of remaining write-ins for Line 30 from overflow page	0	0
3099.	Totals (Lines 3001 thru 3003 plus 3098)(Line 30 above)	0	0

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

STATEMENT OF INCOME

		1	2	3
		Current Year	Prior Year	Prior Year Ended
		to Date	to Date	December 31

	UNDERWRITING INCOME

1.	Premiums earned:
	1.1 Direct (written $ 38,147,944)	25,841,865	17,330,238	37,566,731
	1.2 Assumed (written $ 1,280,324)	1,979,676	2,146,700	4,545,941
	1.3 Ceded (written $ 35,124,302)	24,319,154	16,820,124	36,592,744
	1.4 Net (written $ 4,303,967)	3,502,387	2,656,815	5,519,928

	DEDUCTIONS:

2.	Losses incurred (current accident year $ ):
	2.1 Direct	0	0	0
	2.2 Assumed	0	0	0
	2.3 Ceded	0	0	0
	2.4 Net	0	0	0
3.	Loss expenses incurred	0	0	0
4.	Other underwriting expenses incurred	8,105,310	6,393,665	14,410,129
5.	Aggregate write-ins for underwriting deductions	0	0	0
6.	Total underwriting deductions (Lines 2 through 5)	8,105,310	6,393,665	14,410,129
7.	Net income of protected cells		0	0
8.	Net underwriting gain or (loss) (Line 1.4 minus Line 6 + Line 7)	(4,602,923)	(3,736,850)	(8,890,201)

	INVESTMENT INCOME

9.	Net investment income earned	3,794,782	3,108,946	6,665,000
10.	Net realized capital gains (losses) less capital gains tax off $		(223,440)	(122,426)
11.	Net investment gain (loss) (Lines 9 + 10)	3,794,782	2,885,506	6,542,574

	OTHER INCOME

12.	Net gain or (loss) from agents' or premium balances charged off (amount recovered $ amount charged off $ )	0	0	0
13.	Finance and service charges not included in premiums	0	0	0
14.	Aggregate write-ins for miscellaneous income	175,595	148,951	421,465
15.	Total other income (Lines 12 through 14)	175,595	148,951	421,465
16.	Net income before dividends to policyholders after capital gains tax and before all other federal and foreign income taxes (Lines 8 + 11 + 15)	(632,546)	(702,393)	(1,926,162)
17.	Dividends to policy holders	0	0	0
18.	Net income, after dividends to policyholders after capital gains tax and before all other federal and foreign income taxes (Line 16 minus Line 17)	(632,546)	(702,393)	(1,926,162)
19.	Federal and foreign income taxes incurred	18,745	150,000	169,500
20.	Net income (Line 18 minus Line 19) (to Line 22)	(651,292)	(852,393)	(2,095,662)

	CAPITAL AND SURPLUS ACCOUNT

21.	Surplus as regards policyholders, December 31 prior year	103,820,068	108,574,553	108,574,553
22.	Net income (from Line 20)	(651,292)	(852,393)	(2,095,662)
23.	Net transfers (to) from Protected Cell accounts		0	0
24.	Change in net unrealized capital gains or (losses) less capital gains tax of $		0	0
25.	Change in net unrealized foreign exchange capital gain (loss)	88,874	466,725	381,098
26.	Change in net deferred income tax	1,298,529	607,305	2,298,715
27.	Change in nonadmitted assets	(1,225,976)	(708,803)	(1,057,415)
28.	Change in provision for reinsurance		0	0
29.	Change in surplus notes		0	0
30.	Surplus (contributed to) withdrawn from protected cells		0	0
31.	Cumulative effect of changes in accounting principles		0	0
32.	Capital changes:
	32.1 Paid in		0	0
	32.2 Transferred from surplus (Stock Dividend)		0	0
	32.3 Transferred to surplus		0	0
33.	Surplus adjustments:
	33.1 Paid in		0	0
	33.2 Transferred to capital (Stock Dividend)		0	0
	33.3 Transferred from capital		0	0
34.	Net remittances from or (to) Home Office		0	0
35.	Dividends to stockholders		0	0
36.	Change in treasury stock		0	0
37.	Aggregate write-ins for gains and losses in surplus	(2,814,518)	(1,385,953)	(4,281,222)
38.	Change in surplus as regards policyholders (Lines 22 through 37)	(3,304,383)	(1,873,119)	(4,754,486)
39.	Surplus as regards policyholders, as of statement date (Lines 21 plus 38)	100,515,685	106,701,435	103,820,068

	DETAILS OF WRITE-INS

0501.
0502.
0503.
0598.	Summary of remaining write-ins for Line 5 from overflow page	0	0	0
0599.	Totals (Lines 0501 thru 0503 plus 0598) (Line 5 above)	0	0	0
1401.	Fee Income	138,215	41,578	217,208
1402.	Foreign exchange gain	37,379	107,373	204,257
1403.
1498.	Summary of remaining write-ins for Line 14 from overflow page	0	0	0
1499.	Totals (Lines 1401 thru 1403 plus 1498) (Line 14 above)	175,595	148,951	421,465
3701.	Change in contingency reserve	(2,814,518)	(1,385,953)	(4,281,222)
3702.
3703.
3798.	Summary of remaining write-ins for Line 37 from overflow page	0	0	0
3799.	Totals (Lines 3701 thru 3703 plus 3798) (Line 37 above)	(2,814,518)	(1,385,953)	(4,281,222)

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.
CASH FLOW

		1	2
		CurrentYear	PriorYear Ended
		To Date	December 31

	Cash from Operations

1.	Premiums collected net of reinsurance	1,641,213	4,423,253
2.	Net investment income	3,625,779	6,655,845
3.	Miscellaneous income	162,379	1,242,008
4.	Total (Lines 1 to 3)	5,429,371	12,321,106
5.	Benefits and loss related payments	0	0
6.	Net transfers to Separate Accounts, Segregated Accounts and Protected Cell Accounts	0	0
7.	Commissions, expenses paid and aggregate write-ins for deductions	9,881,655	1,920,793
8.	Dividends paid to policyholders	0	0
9.	Federal and foreign income taxes paid (recovered) net of $ tax on capital gains (losses)	3,745	293,707
10.	Total (Lines 5 through 9 )	9,885,400	2,214,500
11.	Net cash from operations (Line 4 minus Line 10)	(4,456,029)	10,106,606

	Cash from Investments

12.	Proceeds from investments sold, matured or repaid:
	12.1 Bonds	36,635,000	36,472,000
	12.2 Stocks	0	0
	12.3 Mortgage loans	0	0
	12.4 Real estate	0	0
	12.5 Other invested assets	0	0
	12.6 Net gains or (losses) on cash, cash equivalents and short-term investments	77,366	336,890
	12.7 Miscellaneous proceeds	0	4,000,000
	12.8 Total investment proceeds (Lines 12.1 to 12.7)	36,712,36	40,808,890
13.	Cost of investments acquired (long-term only):
	13.1 Bonds	41,338,477	38,299,313
	13.2 Stocks	0	0
	13.3 Mortgage loans	0	0
	13.4 Real estate	0	0
	13.5 Other invested assets	0	0
	13.6 Miscellaneous applications	847,435	0
	13.7 Total investments acquired (Lines 13.1 to 13.6)	42,185,912	38,299,313
14.	Net increase (or decrease) in contract loans and premium notes	0	0
15.	Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)	(5,473,546)	2,509,577

	Cash from Financing and Miscellaneous Sources

16.	Cash provided (applied):
	16.1 Surplus notes, capital notes	0	0
	16.2 Capital and paid in surplus, less treasury stock	0	0
	16.3 Borrowed funds	0	0
	16.4 Net deposits on deposit-type contracts and other insurance liabilities		0
	16.5 Dividends to stockholders	0	0
	16.6 Other cash provided (applied)	0	0
17.	Net cash from financing and miscellaneous sources (Line 16.1 through Line16.4 minus Line 16.5 plus Line 16.6)	0	0

	RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

18.	Net change in cash, cash equivalents and short-term investments (Line 11, plus Lines 15 and 17)	(9,929,574)	12,616,183
19.	Cash, cash equivalents and short-term investments:
	19.1 Beginning of year	40,655,870	28,039,687
	19.2 End of period (Line 18 plus Line 19.1)	30,726,295	40,655,870

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Polices

No change.

2.	Accounting Changes and Corrections of Errors

Not applicable.

3.	Business Combinations and Goodwill

Not applicable.

4.	Discontinued Operations

Not applicable.

5.	Investments

Not applicable.

6.	Joint Ventures, Partnerships and Limted Liability Companies

Not applicable.

7.	Investment Income

A.  No change.

B.  The total amount excluded was $ -0-.

8.	Derivative Instruments

Not applicable.

9.	Income Taxes

A.	The components of the net deferred tax asset are as follows:

	June 30,2007	December 31, 2006
Total of gross deferred tax assets	$15,559,255	$14,294,263
Total of deferred tax liabilities	(138,154)	(171,691)
Net deferred tax assets	15,421,101	14,122,572
Deferred tax asset nonadmitted	(13,960,904)	(12,799,814)
Net admitted deferred tax asset	$1,460,197	$1,322,758
(Increase) in nonadmitted asset	$(1,161,090)	$(975,957)

B.	The Company does not have any deferred tax liabilities which were not recognized as of June 30, 2007.

C.	The Company had incurred federal and foreign income taxes of $18,745 and $169,500 on an alternative minimum basis at June 30, 2007 and December 31, 2006, respectively.

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

The main components of the gross deferred tax assets and deferred tax liabilities are as follows:

	June 30,2007	December 31, 2006	Change
Deferred tax assets
Unearned premium reserve	$1,659,735	$1,419,191	$240,544
Net operating loss	451,362	598,827	(147,465)
Contingency reserve	4,694,166	3,709,085	985,081
Goodwill	2,073,601	2,170,801	(97,200)
Deferred ceding commission income	6,307,241	6,081,583	225,658
Unrealized foreign exchange gains	21,697	(2,608)	24,305
Non-admitted assets	81,457	58,747	22,710
AMT credits	243,466	229,500	13,966
Other	26,530	26,530	-
Total deferred tax assets	$15,559,225	$14,291,656	$1,267,599
Deferred tax liabilities
Investments & cash equivalents	(138,154)	(169,084)	30,930
Total deferred tax liabilities	(138,154)	(169,084)	30,930
Net deferred tax assets	$15,421,101	$14,122,572	1,298,529
Tax effect of unrealized foreign exchange			(24,305)
Change in net deferred tax benefit			$1,274,224

The change in net deferred income taxes does not reflect the deferred tax asset admissibility test.

D.	Among the more significant book to tax adjustments at June 30, 2007 were the following:

	June 30,2007	Effective Tax Rate
Loss before taxes	$(221,392)	(35.0)%
Contingency reserve	(985,082)	(155.7)%
Disallowed expenses	6,906	1.1%
Nonadmitted assets	(22,711)	(3.6)%
Investments	(826)	(0.1)%
Other	(32,374)	(5.1)%
Total	$(1,255,479)	(198.5)%

Federal and foreign income taxes incurred	$18,745	3.0%
Change in net deferred income taxes	(1,274,224)	(201.4)%
Total statutory income taxes	$(1,255,479)	(198.5)%

E.	As of June 30, 2007 the Company had net operating loss carryforward of approximately $1.3 miion that will expire in 2024.

There are alternative minimum taxes incurred of $244,500 in the current and prior years that will be available for recoupment in the event of future net losses.

F.	The Company's federal income tax return is consolidated with the following entity:

CIFG Services, Inc.

The method of allocation between the companies is subject to a tax allocation agreement approved by the Board of Directors of CIFG NA and the NYSID. Generally, the allocations are based on separate return calculations. Inter-company tax balances are settled on a periodic basis, no less than annually.

10.	Information Concerning Parent, Subsidiaries and Affiliates

On November 17, 2006, Banque Fèdèrale des Banques Populaires (“BFBP”) and CNCE combined certain of their operations, through Natexis Banques Populaires (“Natexis”). CNCE contributed CIFG Holding and its subsidiaries, as well as other assets, to Natexis, which was simultaneously renamed “Natixis”. As of June 30, 2007, CNCE and BFBP each owned 34.44% of Natixis, with the remaining 31.12% owned by the public float (including institutional shareholders). Until November 17, 2006, CIFG Holding was wholly-owned by CNCE.

11.	Debt

Not applicable.

6.1

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

12.	Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

Not applicable.

13.	Capital and Surplus, Dividend Restrictions and Quasi-Reorganizations

A.            No change.

B              No change.

C.             No change.

D.             No change.

E.             No change.

F.             No change.

G.             No change.

H.            No change.

I.             The portion of unassigned funds (surplus) represented or (reduced) by each item below is as follows:

(1)	unrealized gains and (losses)	$510,044
(2)	nonadmitted asset values	$(14,193,639)
(3)	net deferred income tax	$15,421,101
(4)	contingency reserves	$(13,411,904)
(5)	provision for reinsurance	$-0-

J.              No change.

K.            No change.

L.             No change.

14.	Contingencies

Not applicable.

15.	Leases

Not applicable.

16.	Information About Financial Instruments With Off-Balance Sheet Risk And Financial Instruments with Concentrations of Credit Risk

No change.

17.	Sale, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

Not applicable.

18.	Gain or Loss to the Reporting Entity from Uninsured A&H Plans and the Uninsured Portion of Partialy Insured Plans

Not applicable.

19.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

Not applicable.

20.	September 11 Events

Not applicable.

21.	Other Items

A.            No change.

B.             No change.

6.2

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

C.
The New York State Insurance Department (NYSID) has recently undertaken a review of the industry practice to record contingency reserves on a net basis specifically in the case where an unauthorized reinsurer has provided appropriate collateral to secure the ceded contingency reserve. Currently, the NYSID has not concluded their review nor have they issued any new statutory guidance on this subject. As a result, the Company will maintain its current treatment of the ceded contingency reserve until the NYSID has concluded their review and issued final statutory guidance, which is expected to be applied prospectively if different than the Company's current statutory accounting treatment. As of June 30, 2007 the Company has recorded a gross contingency reserve of $100.5 million which is reduced by a ceded contingency reserve of $87.1 million.

D.
As of June 30, 2007 the Company had a net admitted asset of approximately $12.9 million in premiums receivable; the Company routinely assesses the collectibility of the premiums receivable amounts. Management does not believe that any portion of these net premiums receivable at June 30, 2007 is uncollectible.

E.	No change.

22.	Events Subsequent

There were no events which occurred subsequent to June 30, 2007 that materially affect the Company's financial condition.

23.	Reinsurance

A.	No change.

B.	No change.

C.	Reinsurance Assumed and Ceded

The following tables summarize assumed and ceded unearned premiums and the related commission equity at June 30, 2007.

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium	Commission	Premium	Commission	Premium	Commission
	Reserve	Equity	Reserve	Equity	Reserve	Equity
Affiliates	$-	$-	$213,156,584	$63,946,975	$(213,156,584)	$(63,946,975)
All Other	51,994,992	13,262,484		-	51,994,992	13,262,484
	$51,994,992	$13,262,484	$213,156,584	$63,946,975	$(161,161,592)	$(50,684,491)

Direct Unearned Premium Reserve			$201,004,733

The Company is not bound by any contractual arrangements that require the accrual of return commissions based upon loss experience or any other form of profit sharing; the Company has no protected cells at June 30, 2007.

D.	Uncollectible Reinsurance

No change.

E	Commutation of Ceded Reinsurance

No change.

F.	Retroactive Reinsurance

No change.

G.	Reinsurance Accounted for as a Deposit

No change.

24.	Retrospectively Rated Contracts & Contracts Subject to Redetermination

No change.

25.	Change in Incurred Losses and Loss Adjustment Expenses

No change.

26.	Intercompany Pooling Arrangements

Not applicable.

6.3

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

NOTES TO FINANCIAL STATEMENTS

27.	Structured Settlements

Not applicable.

28.	Health Care Receivables

Not applicable.

29.	Participating Policies

Not applicable.

30.	Premium Deficiency Reserves

No change.

31.	High Deductibles

Not applicable.

32.	Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

No change.

33.	Asbestos/Environmental Reserves

Not applicable.

34.	Subscriber Savings Accounts

Not applicable.

35.	Multiple Peril Crop Insurance

Not applicable.

6.4

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES
(Responses to these interrogatories should be based on changes that have occurred since the prior year end unless otherwise noted.)

PART 1 - COMMON INTERROGATORIES
GENERAL

1.1	Did the reporting entity experience any material transactions requiring the filing of Disclosure of Material Transactions with the State of Domicile, as required by the Model Act?	Yes ☐ No ☒

1.2	If yes, has the report been filed with the domiciliary state?	Yes ☐ No ☐

2.1	Has any change been made during the year of this statement in the charter, by-laws, articles of incorporation, or deed of settlement of the reporting entity?	Yes ☐ No ☒

2.2	If yes, date of change:

If not previously filed, furnish herewith a certified copy of the instrument as amended.

3.	Have there been any substantial changes in the organizational chart since the prior quarter end?	Yes ☐ No ☒

If yes, compete the Schedule Y - Part 1 - organizational chart.

4.1	Has the reporting entity been a party to a merger or consolidation during the period covered by this statement?	Yes ☐ No ☒

4.2	If yes, provide the name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

1 Name of Entity	2 NAIC Company Code	3 State of Domicile

5.
If the reporting entity is subject to a management agreement, including third-party administrator(s), managing general agent(s), attorney-in-fact, or similar agreement, have there been any significant changes regarding the terms of the agreement or principals involved?
Yes ☐ No ☒ NA ☐

If yes, attach an explanation.

6.1	State as of what date the latest financial examination of the reporting entity was made or is being made.	12/31/2004

6.2
State the as of date that the latest financial examination report became available from either the state of domicile or the reporting entity. This date should be the date of the examined balance sheet and not the date the report was competed or released.
04/02/2003

6.3
State as of what date the latest financial examination report became available to other states or the public from either the state of domicile or the reporting entity. This is the release date or completion date of the examination report and not the date of the examination (balance sheet date).
04/04/2003

6.4	By what department or departments?
New York, Mississippi

7.1
Has this reporting entity had any Certificates of Authority, licenses or registrations (including corporate registration, if applicable) suspended or revoked by any governmental entity during the reporting period?
Yes ☐ No ☒

7.2	If yes, give full information:

8.1	Is the company a subsidiary of a bank holding company regulated by the Federal Reserve Board?	Yes ☒ No ☐

8.2	If response to 8.1 is yes, please identify the name of the bank holding company.
Natixis

8.3	Is the company affiliated with one or more banks, thrifts or securities firms?	Yes ☒ No ☐

8.4
If response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift Supervision (OTS), the Federal Deposit Insurance Corporation (FDIC) and the Securities Exchange Commission (SEC)] and identify the affiliate's primary federal regulator.]

1 Affiliate Name	2 Location (City, State)	3 FRB	4 OCC	5 OTS	6 FDIC	7 SEC
Natixis Asset Management Advisors, LP	Boston, MA	No	No	No	No	Yes
Natixis Securities North America Inc	New York, NY	No	No	No	No	Yes
Natixis Derivatives Inc	New York, NY	No	No	No	No	Yes
Natixis Banques Populaires	New York, NY	Yes	No	No	No	No
Natixis Banques Populaires	Houston, TX	Yes	No	No	No	No
Natixis Banques Populaires	Miami, FL	Yes	No	No	No	No
Natixis Banques Populaires	Los Angeles, CA	Yes	No	No	No	No
Natixis Banques Populaires	New York, NY	Yes	No	No	No	No
Natexis Bleichroeder, Inc	New York, NY	Yes	No	No	No	No
AEW Capital Management, LP	Boston, MA	No	No	No	No	Yes
AEW Management and Advisors, LP	Boston, MA	No	No	No	No	Yes
Capital Growth Management, LP	Boston, MA	No	No	No	No	Yes
Caspian Capital Management, LLC	Boston, MA	No	No	No	No	Yes
Hansberger Global Investors, Inc	Fort Lauderdale, FL	No	No	No	No	Yes
Harris Alternatives L.L.C	Chicago, IL	No	No	No	No	Yes
Harris Associates L.P	Chicago, IL	No	No	No	No	Yes
Loomis, Sayles & Company, L.P	Boston, MA	No	No	No	No	Yes
Percipio Capital Management, LLC	Cambridge, MA	No	No	No	No	Yes
Reich & Tang Asset Management, LLC	Boston, MA	No	No	No	No	Yes
Vaughan Nelson Investment Management, L.P	Houston, TX	No	No	No	No	Yes
Westpeak Global Advisors, L.P	Boulder, CO	No	No	No	No	Yes
AEW Securities Limited Partnership	Boston, MA	No	No	No	No	Yes
Harris Associates Securities, L.P	Chicago, IL	No	No	No	No	Yes
Loomis Sayles Distributors, L.P	Boston, MA	No	No	No	No	Yes
Natixis Distributors, L.P	Boston, MA	No	No	No	No	Yes
Reich & Tang Distributors, Inc	Boston, MA	No	No	No	No	Yes
Reich & Tang Services, Inc	Boston, MA	No	No	No	No	Yes
Absolute Asia Asset Management Limited		No	No	No	No	Yes

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES

9.1
Are the senior officers (principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) of the reporting entity subject to a code of ethics, which includes the following standards?
Yes ☒ No ☐
(a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(b) Full, fair, accurate, timely and understandable disclosure in the periodic reports required to be filed by the reporting entity;
(c) Compliance with applicable governmental laws, rules and regulations;
(d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and
(e) Accountability for adherence to the code.

9.11	If the response to 9.1 is No, please explain:

9.2	Has the code of ethics for senior managers been amended?	Yes ☐ No ☒

9.21	If the response to 9.2 is Yes, provide information related to amendment(s).

9.3	Have any provisions of the code of ethics been waived for any of the specified officers?	Yes ☐ No ☒

9.31	If the response to 9.3 is Yes, provide the nature of any waiver(s).

FINANCIAL

10.1	Does the reporting entity report any amounts due from parent, subsidiaries or affiliates on Page 2 of this statement?	Yes ☐ No ☒

10.2	If yes, indicate any amounts receivable from parent included in the Page 2 amount:	$

INVESTMENT

11.1	Has there been any change in the reporting entity's own preferred or common stock?	Yes ☐ No ☒

11.2	If yes, explain:

12.1
Were any of the stocks, bonds, or other assets of the reporting entity loaned, placed under option agreement, or otherwise made available for use by another person? (Exclude securities under securities lending agreements.)
Yes ☐ No ☒

12.2	If yes, give full and complete information relating thereto:

13.	Amount of real estate and mortgages held in other invested assets in Schedule BA:	$ 0

14.	Amount of real estate and mortgages held in short-term investments:	$ 0

15.1	Does the reporting entity have any investments in parent, subsidiaries and affiliates?

15.2	If yes, please compete the following:	Yes ☐ No ☒

		1 Prior Year-End Book/Adjusted Carrying Value	2 Current Quarter Book/Adjusted Carrying Value
15.21	Bonds	$0		$0
15.22	Preferred Stock	$0		$0
15.23	Common Stock	$0		$0
15.24	Short-Term Investments	$0		$0
15.25	Mortgage Loans on Real Estate	$0		$0
15.26	All Other	$0		$0
15.27	Total Investment in Parent, Subsidiaries and Affiliates (Subtotal Lines 15.21 to 15.26)	$0		$0
15.28	Total Investment in Parent included in Lines 15.21 to 15.26 above.	$0	$

16.1	Has the reporting entity entered into any hedging transactions reported on Schedule DB?	Yes ☐ No ☒

16.2	If yes, has a comprehensive description of the hedging program been made available to the domiciliary state? If no, attach a description with this statement.	Yes ☐ No ☐

7.1

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES

17.
Excluding items in Schedule E, real estate, mortgage loans and investments held physically in the reporting entity's offices, vaults or safety deposit boxes, were all stocks, bonds and other securities, owned throughout the current year held pursuant to a custodial agreement with a qualified bank or trust company in accordance with Part 1 - General, Section IV.H - Custodial or Safekeeping Agreements of the NAIC Financial Condition Examiners Handbook?
Yes ☒ No ☐

17.1	For all agreements that comply with the requirements of the NAIC Financial Condition Examiners Handbook, complete the following:

1 Name of Custodian(s)	2 Custodian Address
Brown Brothers Harriman & Co.	140 Broadway, New York, NY 1005-1101

17.2	For all agreements that do not comply with the requirements of the NAIC Financial Condition Examiners Handbook, provide the name, location and a complete explanation:

1 Name(s)	2 Location(s)	3 Complete Explanation(s)

17.3	Have there been any changes, including name changes in the custodian(s) identified in 17.1 during the current quarter?	Yes ☐ No ☒

17.4	If yes, give full and compete information relating thereto:

1 Old Custodian	2 New Custodian	3 Date of Change	4 Reason

17.5
Identify all investment advisors, brokers/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

1 Central Registration Depository	2 Name(s)	3 Address

18.1	Have all the filing requirements of the Purposes and Procedures Manual of the NAIC Securities Valuation Office been followed?	Yes ☒ No ☐

18.2	If no, list exceptions:

7.2

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

GENERAL INTERROGATORIES
(Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted.)
PART 2
PROPERTY & CASUALTY INTERROGATORIES

1.	If the reporting entity is a member of a pooling arrangement, did the agreement or the reporting entity's participation change?	Yes ☐ No ☐ NA ☒

	If yes, attach an explanation.	Yes ☐ No ☒

2.
Has the reporting entity reinsured any risk with any other entity and agreed to release such entity from liability, in whole or in part, from any loss that may occur on the risk, or portion thereof, reinsured?
Yes ☐ No ☒

If yes, attach an explanation.

3.1	Have any of the reporting entity's primary reinsurance contracts been canceled?	Yes ☐ No ☒

3.2	If yes, give full and compete information thereto.

4.1
Are any of the liabilities for unpaid losses and loss adjustment expenses other than certain workers' compensation tabular reserves (see annual statement instructions pertaining to disclosure of discounting for definition of "tabular reserves") discounted at a rate of interest greater than zero?
Yes ☐ No ☒

4.2	If yes, complete the following schedule:

			TOTAL DISCOUNT				DISCOUNT TAKEN DURING PERIOD
1 Line of Business	2 Maximum Interest	3 Discount Rate	4 Unpaid Losses	5 Unpaid LAE	6 IBNR	7 TOTAL	8 Unpaid Losses	9 Unpaid LAE	10 IBNR	11 TOTAL

TOTAL			0	0	0	0	0	0	0	0

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE A - VERIFICATION

Real Estate
NONE		1 Year to Date	2 Prior Year Ended December 31
1.	Book/adjusted carrying value, December 31 of prior year	0	0
2.	Increase (decrease) by adjustment		0
3.	Cost of acquired		0
4.	Cost of additions to and permanent improvements		0
5.	Total profit (loss) on sales		0
6.	Increase (decrease) by foreign exchange adjustment		0
7.	Amount received on sales		0
8.	Book/adjusted carrying value at end of current period	0	0
9.	Total valuation allowance		0
10.	Subtotal (Lines 8 plus 9)	0	0
11.	Total nonadmitted amounts		0
12.	Statement value, current period (Page 2, real estate lines, Net Admitted Assets column)	0	0

SCHEDULE B - VERIFICATION

Mortgage Loans
NONE		1 Year to Date	2 Prior Year Ended December 31
1.	Book value/recorded investment excluding accrued interest on mortgages owned, December 31 of prior year	0	0
2.	Amount loaned during period:		0
	2.1. Actual cost at time of acquisitions		0
	2.2. Additional investment made after acquisitions		0
3.	Accrual of discount and mortgage interest points and commitment fees		0
4.	Increase (decrease) by adjustment		0
5.	Total profit (loss) on sale		0
6.	Amounts paid on account or in full during the period		0
7.	Amortization of premium		0
8.	Increase (decrease) by foreign exchange adjustment		0
9.	Book value/recorded investment excluding accrued interest on mortgages owned at end of current period	0	0
10.	Total valuation allowance		0
11.	Subtotal (Lines 9 plus 10)	0	0
12.	Total nonadmitted amounts		0
13.	Statement value of mortgages owned at end of current period (Page 2, mortgage lines, Net Admitted Assets column)	0	0

SCHEDULE BA - VERIFICATION

Other Invested Assets
NONE		1 Year to Date	2 Prior Year Ended December 31
1.	Book/adjusted carrying value of long-term invested assets owned, December 31 of prior year	0	0
2.	Cost of acquisitions during period:		0
	2.1. Actual cost at time of acquisitions		0
	2.2. Additional investment made after acquisitions		0
3.	Accrual of discount		0
4.	Increase (decrease) by adjustment		0
5.	Total profit (loss) on sale		0
6.	Amounts paid on account or in full during the period		0
7.	Amortization of premium		0
8.	Increase (decrease) by foreign exchange adjustment		0
9.	Book/adjusted carrying value of long-term invested assets at end of current period	0	0
10.	Total valuation allowance		0
11.	Subtotal (Lines 9 pus 10)	0	0
12.	Total nonadmitted amounts		0
13.	Statement value of long-term invested assets at end of current period (Page 2, Line 7, Column 3)	0	0

SCHEDULE D - VERIFICATION

Bonds and Stocks
		1 Year to Date	2 Prior Year Ended December 31
1.	Book/adjusted carrying value of bonds and stocks, December 31 of prior year	136,241,232	134,345,493
2.	Cost of bonds and stocks acquired	41,338,477	38,299,313
3.	Accrual of discount	127,406	357,332
4.	Increase (decrease) by adjustment	0	0
5.	Increase (decrease) by foreign exchange adjustment	80,954	314,970
6.	Total profit (loss) on disposal	0	(4,860)
7.	Consideration for bonds and stocks disposed of	36,635,000	36,472,000
8.	Amortization of premium	261,982	599,016
9.	Book/adjusted carrying value, current period	140,891,087	136,241,232
10.	Total valuation allowance	0	0
11.	Subtotal (Lines 9 pus 10)	140,891,087	136,241,232
12.	Total nonadmitted amounts	0	0
13.	Statement value	140,891,087	136,241,232

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE D - PART 1B
Showing the Acquisitions, Dispositions and Non-Trading Activity
During the Current Quarter for all Bonds and Preferred Stock by Rating Class
		1 Book/Adjusted Carrying Value Beginning of Current Quarter	2 Acquisitions During Current Quarter	3 Dispositions During Current Quarter	4 Non-Trading Activity During Current Quarter	5 Book/Adjusted Carrying Value End of First Quarter	6 Book/Adjusted Carrying Value End of Second Quarter	7 Book/Adjusted Carrying Value End of Third Quarter	8 Book/Adjusted Carrying Value December 31 Prior Year
	BONDS
1.	Class 1	161,490,742	181,088,871	174,059,000	12,826	161,490,742	168,533,440	0	174,899,836
2.	Class 2	911,364	186,697	0	(3,964)	911,364	1,094,097	0	929,153
3.	Class 3	0	0	0	0	0	0	0	0
4.	Class 4	0	0	0	0	0	0	0	0
5.	Class 5	0	0	0	0	0	0	0	0
6.	Class 6	0	0	0	0	0	0	0	0
7.	Total Bonds	162,402,107	181,275,568	174,059,000	8,862	162,402,107	169,627,537	0	175,828,990
	PREFERRED STOCK
8.	Class 1	0	0	0	0	0	0	0	0
9.	Class 2	0	0	0	0	0	0	0	0
10.	Class 3	0	0	0	0	0	0	0	0
11.	Class 4	0	0	0	0	0	0	0	0
12.	Class 5	0	0	0	0	0	0	0	0
13.	Class 6	0	0	0	0	0	0	0	0
14.	Total Preferred Stock	0	0	0	0	0	0	0	0
15.	Total Bonds and Preferred Stock	162,402,107	181,275,568	174,059,000	8,862	162,402,107	169,627,537	0	175,828,990

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE DA - PART 1

Short-Term Investments Owned End of Current Quarter
	1 Book/Adjusted Carrying Value	2 Par Value	3 Actual Cost	4 Interest Collected Year To Date	5 Paid for Accrued Interest Year To Date
8299999 Totals	4,004,449	XXX	3,792,534	12,137	0

SCHEDULE DA - PART 2- VERIFICATION

Short-Term Investments Owned
		1 Year To Date	2 Prior Year Ended December 31
1.	Book/adjusted carrying value, December 31 of prior year	24,767,755	10,619,744
2.	Cost of short-term investments acquired	12,137	90,220,360
3.	Increase (decrease) by adjustment	94,190	620,923
4.	Increase (decrease) by foreign exchange adjustment	77,366	454,456
5.	Total profit (loss) on disposal of short-term investments	0	(117,566)
6.	Consideration received on disposal of short-term investments.	20,947,000	77,030,162
7.	Book/adjusted carrying value, current period	4,004,448	24,767,755
8.	Total valuation allowance	0	0
9.	Subtotal (Lines 7 pus 8)	4,004,448	24,767,755
10.	Total nonadmitted amounts	0	0
11.	Statement value (Lines 9 minus 10)	4,004,448	24,767,755
12.	Income collected during period	347,670	1,361,132
13.	Income earned during period	300,316	1,400,681

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

Schedule DB - Part F - Section 1
NONE

Schedule DB - Part F - Section 2
NONE

Schedule F
NONE

12, 13, 14

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE T-EXHIBIT OF PREMIUMS WRITTEN

Current Year to Date-Allocated by States and Territories
				Direct Premiums Written		Direct Losses Paid ( Deducting Salvage)		Direct Losses Unpaid
			1	2	3	4	5	6	7
States, etc.			Is Insurer Licensed (Yes or No)	Current Year To Date	Prior Year To Date	Current Year To Date	Prior Year To Date	Current Year To Date	Prior Year To Date
1.	Alabama	AL	Yes	0	0		0		0
2.	Alaska	AK	Yes	116,169	561,413		0		0
3.	Arizona	AZ	Yes	95,963	16,500		0		0
4.	Arkansas	AR	Yes	30,000	613,834		0		0
5.	California	CA	Yes	3,601,740	0		0		0
6.	Colorado	CO	Yes	629,467	1,554,295		0		0
7.	Connecticut	CT	No	0	0		0		0
8.	Delaware	DE	Yes	0	0		0		0
9.	District of Columbia	DC	Yes	225,000	0		0		0
10.	Florida	FL	Yes	747,071	3,963,792		0		0
11.	Georgia	GA	Yes	654,239	271,508		0		0
12.	Hawaii	HI	Yes	106,428	47,000		0		0
13.	Idaho	ID	Yes	14,200	0		0		0
14.	Ilinois	IL	Yes	349,047	1,250,378		0		0
15.	Indiana	IN	Yes	31,681	293,982		0		0
16.	Iowa	IA	Yes	327,270	73,000		0		0
17.	Kansas	KS	No	0	0		0		0
18.	Kentucky	KY	Yes	56,100	113,200		0		0
19.	Louisiana	LA	Yes	2,568,273	5,917,589		0		0
20.	Maine	ME	No	0	0		0		0
21.	Maryland	MD	Yes	0	2,277,697		0		0
22.	Massachusetts	MA	Yes	316,288	171,455		0		0
23.	Michigan	MI	Yes	144,200	469,102		0		0
24.	Minnesota	MN	Yes	178,252	0		0		0
25.	Mississippi	MS	Yes	2,258,876	0		0		0
26.	Missouri	MO	Yes	0	0		0		0
27.	Montana	MT	Yes	25,900	0		0		0
28.	Nebraska	NE	Yes	288,937	28,929		0		0
29.	Nevada	NV	Yes	0	0		0		0
30.	New Hampshire	NH	Yes	0	42,000		0		0
31.	New Jersey	NJ	Yes	117,100	340,767		0		0
32.	New Mexico	NM	Yes	0	18,500		0		0
33.	New York	NY	Yes	22,066,668	18,968,296		0		0
34.	North Carolina	NC	No	0	0		0		0
35.	North Dakota	ND	Yes	14,724	26,100		0		0
36.	Ohio	OH	Yes	132,097	1,322,520		0		0
37.	Oklahoma	OK	Yes	29,446	366,058		0		0
38.	Oregon	OR	Yes	130,049	0		0		0
39.	Pennsylvania	PA	Yes	878,087	1,912,461		0		0
40.	Rhode Island	RI	Yes	29,700	641,309		0		0
41.	South Carolina	SC	Yes	11,300	2,234,341		0		0
42.	South Dakota	SD	Yes	9,600	0		0		0
43.	Tennessee	TN	Yes	0	0		0		0
44.	Texas	TX	Yes	499,141	59,100		0		0
45.	Utah	UT	Yes	98,373	0		0		0
46.	Vermont	VT	Yes	0	0		0		0
47.	Virginia	VA	Yes	91,654	129,954		0		0
48.	Washington	WA	Yes	45,900	505,065		0		0
49.	West Virginia	WV	Yes	0	0		0		0
50.	Wisconsin	WI	Yes	329,236	121,833		0		0
51.	Wyoming	WY	Yes	0	0		0		0
52.	American Samoa	AS	No	0	0		0		0
53.	Guam	GU	No	0	0		0		0
54.	Puerto Rico	PR	Yes	899,767	5,169,589		0		0
55.	U.S. Virgin Islands	VI	Yes	0	0		0		0
56.	Northern Mariana Islands	MP	No	0	0		0		0
57.	Canada	CN	No	0	0		0		0
58.	Aggregate Other Alien	OT	XXX	0	0	0	0	0	0
59.	Totals		(a) 49	38,147,944	49,481,568	0	0	0	0
	DETAILS OF WRITE-INS
5801.			XXX
5802.			XXX
5803.			XXX
5898.	Summary of remaining write-ins for Line 58 from overflow page		XXX	0	0	0	0	0	0
5899.	Totals (Lines 5801 through 5803 plus 5898) (Line 58 above)		XXX	0	0	0	0	0	0
(a)Insert the number of yes responses except for Canada and Other Alien.

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING COMPANY GROUP

PART 1 - ORGANIZATIONAL CHART

NONE

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

PART 1 - LOSS EXPERIENCE
		Current Year to Date			4
		1	2	3
Line of Business		Direct Premiums	Direct Losses Incurred	Direct Loss Percentage	Prior Year to Date Direct Loss Percentage
1.	Fire			0.0	0.0
2.	Allied Lines			0.0	0.0
3.	Farm owners multiple peril			0.0	0.0
4.	Home owners multiple peril			0.0	0.0
5.	Commercial multiple peril			0.0	0.0
6.	Mortgage guaranty			0.0	0.0
8.	Ocean marine			0.0	0.0
9.	Inland marine			0.0	0.0
10.	Financial guaranty	25,841,865	0	0.0	0.0
11.1	Medical malpractice-occurrence			0.0	0.0
11.2	Medical malpractice-claims-made			0.0	0.0
12.	Earthquake			0.0	0.0
13.	Group accident and health			0.0	0.0
14.	Credit accident and health			0.0	0.0
15.	Other accident and health			0.0	0.0
16.	Workers‘compensation			0.0	0.0

17.1	Other liability-occurrence			0.0	0.0
17.2	Other liability-claims-made			0.0	0.0
18.1	Products liability-occurrence			0.0	0.0
18.2	Products liability-claims-made			0.0	0.0
19.1,19.2	Private passenger auto liability			0.0	0.0
19.3,19.4	Commercial auto liability			0.0	0.0
21.	Auto physical damage			0.0	0.0
22.	Aircraft (all perils)			0.0	0.0
23.	Fidelity			0.0	0.0
24.	Surety			0.0	0.0
26.	Burglary and theft			0.0	0.0
27.	Boiler and machinery			0.0	0.0
28.	Credit			0.0	0.0
29.	International			0.0	0.0
30.	Reinsurance-Nonproportional Assumed Property	XXX	XXX	XXX	XXX
31.	Reinsurance-Nonproportional Assumed Liability	XXX	XXX	XXX	XXX
32.	Reinsurance-Nonproportional Assumed Financial Lines	XXX	XXX	XXX	XXX
33.	Aggregate write-ins for other lines of business	0	0	0.0	0.0
34.	Totals	25,841,865	0	0.0	0.0
	DETAILS OF WRITE-INS
3301.
3302.
3303.
3398.	Summary of remaining write-ins for Line 33 from over flow page	0	0	0.0	0.0
3399.	Totals (Lines 3301 thru 3303 plus 3398) (Line 33 above)	0	0	0.	0.0

PART 2 – DIRECT PREMIUMS WRITTEN
		1	2	3
		Current Quarter	Current Year to Date	Prior Year Year to Date
1.	Fire	0		0
2.	Allied Lines	0		0
3.	Farm owners multiple peril	0		0
4.	Home owners multiple peril	0		0
5.	Commercial multiple peril	0		0
6.	Mortgage guaranty	0		0
8.	Ocean marine	0		0
9.	Inland marine	0		0
10.	Financial guaranty	19,871,974	38,147,944	49,481,568
11.1	Medical malpractice-occurrence	0		0
11.2	Medical malpractice-claims-made	0		0
12.	Earthquake	0		0
13.	Group accident and health	0		0
14.	Credit accident and health	0		0
15.	Other accident and health	0		0
16.	Workers compensation	0		0
17.1	Other liability-occurrence	0		0
17.2	Other liability-claims-made	0		0
18.1	Products liability-occurrence	0		0
18.2	Products liability-claims-made	0		0
19.1, 19.2	Private passenger auto liability	0		0
19.3, 19.4	Commercial auto liability	0		0
21.	Auto physical damage	0		0
22.	Aircraft (all perils)	0		0
23.	Fidelity	0		0
24.	Surety	0		0
26.	Burglary and theft	0		0
27.	Boiler and machinery	0		0
28.	Credit	0		0
29.	International	0		0
30.	Reinsurance-Nonproportional Assumed Property	XXX	XXX	XXX
31.	Reinsurance-Nonproportional Assumed Liability	XXX	XXX	XXX
32.	Reinsurance-Nonproportional Assumed Financial Lines	XXX	XXX	XXX
33.	Aggregate write-ins for other lines of business	0	0	0
34.	Totals	19,871,974	38,147,944	49,481,568
	DETAILS OF WRITE-INS
3301.
3302.
3303.
3398.	Summary of remaining write-ins for Line 33 from overflow page	0	0	0
3399.	Totals (Lines 3301 thru 3303 plus 3398) (Line 33 above)	0	0	0

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

PART 3 (000 omitted)

LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES SCHEDULE

		1	2	3	4	5	6	7	8	9	10	11		12		13
Years in Which Losses Occured		Prior Year–End Known Case Loss and LAE Reserves	Prior Year–End IBNR Loss and LAE Reserves	Total Prior Year–End Loss and LAE Reserves (Cols. 1 + 2)	2007 Loss and LAE Payments on Claims Reported as of Prior Year–End	2007 Loss and LAE Payments on Claims Unreported as of Prior Year–End	Total 2007 Loss and LAE Payments (Cols. 4 + 5)	Q.S. Date Known Case Loss and LAE Reserves on Claims Reported and open as of Prior Year–End	Q.S Date Known Case Loss and LAE Reserves on Claims Reported or reopened Subsequent to Prior Year–End	Q.S. Date IBNR Loss and LAE Reserves	Total Q.S. Loss and LAE Reserves (Cols. 7 + 8 + 9)	Prior Year–End Known Case Loss and LAE Reserves Developed (Savings)/ Deficiency (Cols. 4 + 7 minus Col. 1)		Prior Year–End IBNR Loss and LAE Reserves Developed (Savings)/ Deficiency (Cols. 5 + 8 + 9 minus Col. 2)		Prior Year–End Total Loss and LAE Reserve Developed (Savings)/ Deficiency (Cols. 11 + 12)
1.	2004 + Prior			0			0				0		0		0		0
2.	2005			0			0				0		0		0
3.	Subtotals 2005 + Prior	0	0	0	0	0	0	0	0	0	0		0		0		0
4.	2006			0			0				0		0		0		0
5.	Subtotals 2006 + Prior	0	0	0	0	0	0	0	0	0	0		0		0
6.	2007	XXX	XXX	XXX	XXX		0	XXX			0	XXX		XXX		XXX
7.	Totals	0	0	0	0	0	0	0	0	0	0		0		0		0
8.	Prior Year-End’s Surplus As Regards Policyholders	103,820										Col. 11, Line 7 As % of Col. 1 Line 7		Col. 12, Line 7 As % of Col. 2 Line 7		Col. 13, Line 7 As % of Col. 3 Line 7
												1.	0.0	2.	0.0	3.	0.0
																Col. 13, Line 7 As a % of Col. 1 Line 8
																4.	0.0

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG ASSURANCE NORTH AMERICA, INC.

SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing on —NONE “report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason enter SEE EXPLANATION and provide an explanation following the interrogatory question.

RESPONSE

1.	Will the Trusteed Surplus Statement be filed with the state of domicile and the NAIC with this statement?	NO

2.	Will Supplement A to Schedule T (Medical Malpractice Supplement) be filed with this statement?	NO

3.	Will the Medicare Part D Coverage Supplement be filed with the state of domicile and the NAIC with this statement?	NO

Explanation:
1.

2.

3.

BarCode:

1.

2.

3.

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

OVERFLOW PAGE FOR WRITE-INS

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

Schedule A - Part2
NONE

Schedule A - Part3
NONE

Schedule B - Part1
NONE

Schedule B - Part2
NONE

Schedule BA - Part1
NONE

Schedule BA - Part2
NONE

E01, E02, E03

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE-PART 3

Show All Long-Term Bonds and Stock Acquired by the Company During the Current Quarter

1	2	3	4	5	6	7	8	9	10
CUSIP Identification	Description	Foreign	Date Acquired	Name of Vendor	Number of Shares of Stock	Actual Cost	Per Value	Paid for Accrued Intrest and Dividends	NAIC Designation or Market Indicator (a)
3128X5-PK-8	FHLMC 5.45 11/21/13		04/02/2007			5,004,250	5,000,000	99,917	1FE
3128X5-WT-1	FHLMC 5.375 01/09/2014		04/30/2007			5,000,000	5,000,000	83,611	1FE
3133XD-4P-3	FHLB 4.625 09/11/2020		04/30/2007			474,931	500,000	3,212	1FE
3133XK-U4-5	FHLB 5.60 5/31/14		05/15/2007			2,500,000	2,500,000	0	1FE
31359M-7G-2	FNMA 6 04/12/17		05/15/2007			2,502,500	2,500,000	14,167	1FE
3136F8-HD-0	FNMA 5.4 03/21/12		04/02/2007			3,000,900	3,000,000	5,400	1FE
31398A-DF-6	FNMA 5.6 06/12/12		06/25/2007			4,990,000	5,000,000	13,222	1FE
0399999-Total-Bonds-U.S. Government						23,472,581	23,500,000	219,528	XXX
ED4639-39-6	DBR 4.25 07/04/14	D	06/28/2007			1,584,199	1,613,340	68,366	1
1099999-Total-Bonds-All Other Government						1,584,199	1,613,340	68,366	XXX
74514L-KD-8	PRC 5.25 07/01/2032	F	04/09/2007			186,697	175,000	2,578	2FE
1799999-Total-Bonds-States, Territories and Possessions						186,697	175,000	2,578	XXX
6099997-Total-Bonds-Part						3 25,243,477	25,288,340	290,472	XXX
6099999-Total-Bonds						25,243,477	25,288,340	290,472	XXX
6599999-Total-Preferred Stocks						0	XXX	0	XXX
7299999-Total-Common Stocks						0	XXX	0	XXX
7399999-Total-Preferred and Common Stocks						0	XXX	0	XXX

7499999-Totals						25,243,477	XXX	290,472	XXX
(a)Foral common stock bearing the NAIC market indicator "U" provide: the number of such issues             0 ..

E04

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE D – PART 4

Show All Long – Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of by the Company During the Current Quarter
1	2	3	4	5	6	7	8	9	10	Change in Book/Adjusted Carrying Value					16	17	18	19	20	21	22
										11	12	13	14	15
CUSIP Identification	Description	Foreign	Disposal Date	Name of Purchaser	Number of Shares of Stock	Consideration	Par Value	Actual Cost	Prior Year Book/Adjusted Carrying Value as Disposal Date	Unrealized Valuation Increase/(Decrease)	Current Year’s (Amortization)/ Accretion	Current Year’s Other Than Temporary Impairment Recognized	Total Change in B./A.C.V. (11 + 12 – 13)	Total Foreign Exchange in B./A.C.V.	Book/ Adjusted Carrying at Disposal Date	Foreign Exchange Gain (Loss) on Disposal	Realized Gain (Loss) on Disposal	Total Gain (Loss) on Disposal	Bond Interest/Stock Dividends Received During Year	Maturity Date	NAIC Designation or Market Indicator (a)
				SECURITY CALLED BY ISSUER
3133XG-4N-1	FHLB 6 6/29/11`		$06/29/2007	at 100.000		5,000,000	5,000,000	5,023,800	5,019,252	0	(19,252)	0	(19,252)	0	5,000,000	0	0	0	150,000	06/29/2011	1FE
912827-2U-5	T 6 5/8 05/15/07		05/15/2007	MATURITY		8,425,000	8,425,000	9,196,891	8,489,508	0	(64,508)	0	(64,508)	0	8,425,000	0	0	0	279,078	05/15/2007	1
912828-DS-6	T 3.625 04/30/07		04/30/2007	MATURITY		5,000,000	5,000,000	4,944,531	4,985,252	0	14,748	0	14,748	0	5,000,000	0	0	0	90,625	04/30/2007	1
912828-DY-3	T 3.625 06/30/07		06/30/2007	MATURITY		2,500,000	2,500,000	2,483,789	2,495,730	0	4,270	0	4,270	0	2,500,000	0	0	0	45,313	06/30/2007	1
0399999-Bonds-U.S. Governments						20,925,000	20,925,000	21,649,011	20,989,742	0	(64,742)	0	(64,742)	0	20,925,000	0	0	0	565,016	XXX	XXX
20772G-MC-9	CTS4.00 06/01/2007		06/01/2007	MATURITY		1,500,000	1,500,000	1,502,085	1,500,473	0	(473)	0	(473)	0	1,500,000	0	0	0	30,000	06/01/2007	1FE
1799999-Bonds-States, Territories and Possessions						1,500,000	1,500,000	1,502,085	1,500,473	0	(473)	0	(473)	0	1,500,000	0	0	0	30,000	XXX	XXX
6099997-Bonds-Part 4						22,425,000	22,425,000	23,151,096	22,490,215	0	(65,215)	0	(65,215)	0	22,425,000	0	0	0	595,016	XXX	XXX
6099999-Total-Bonds						22,425,000	22,425,000	23,151,096	22,490,215	0	(65,215)	0	(65,215)	0	22,425,000	0	0	0	595,016	XXX	XXX
6599999-Total-Preferred Stocks						0	XXX	0	0	0	0	0	0	0	0	0	0	0	0	XXX	XXX
7299999-Total-Common Stocks						0	XXX	0	0	0	0	0	0	0	0	0	0	0	0	XXX	XXX
7399999-Total-Preferred and Common Stocks						0	XXX	0	0	0	0	0	0	0	0	0	0	0	0	XXX	XXX

7499999 Totals						22,425,000	XXX	23,151,096	22,490,215	0	(65,215)	0	(65,215)	0	22,425,000	0	0	0	595,016	XXX	XXX
(a)For all common stock bearing the NAIC market indicator "U" provide: the number of such issues  0 .

E05

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

Schedule DB - PartA - Section 1
NONE

Schedule DB - PartB - Section 1
NONE

Schedule DB - PartC - Section 1
NONE

Schedule DB - PartD - Section 1
NONE

E06, E07

STATEMENT AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE E - PART 1 – CASH
Month End Depository Balances
1		2	3	4	5	Book Balance at End of Each Month During Current Quarter			9
						6	7	8
Depository		Code	Rate of Interest	Amount of Interest Received During Current Quarter	Amount of Interest Accrued at Current Statement Date	First Month	Second Month	Third Month	*
Brown Brothers & Harriman	New York		4.460	1,054		5,641,663	19,187	147,200	XXX
Brown Brothers & Harriman	New York					74,573	73,371	73,407	XXX
Brown Brothers & Harriman	New York					7,259	7,069	7,068	XXX
Brown Brothers & Harriman	New York		3.650	2,524		88,027	12,560	5,459	XXX
Brown Brothers & Harriman	New York		2.220	11,519		1,520,835	1,495,843	1,699,553	XXX
Brown Brothers & Harriman	New York		1.360	536		56,442	56,124	57,158	XXX
Brown Brothers & Harriman	New York		5.060	6,092		29,839	0	0	XXX
0199998 Deposits in depositories that do not exceed the allowable limit in any one depository (see Instructions) - Open Depositories		XXX	XXX						XXX
0199999 Totals - Open Depositories		XXX	XXX	21,725	0	7,418,638	1,664,153	1,989,845	XXX

0399999 Total Cash on Deposit		XXX	XXX	21,725	0	7,418,638	1,664,153	1,989,845	XXX
0499999 Cash in Company’s Office		XXX	XXX	XXX	XXX	XXX
0599999 Total		XXX	XXX	21,725	0	7,418,638	1,664,153	1,989,845	XXX

E08

STATEMENT  AS OF JUNE 30, 2007 OF THE CIFG Assurance North America, Inc.

SCHEDULE E - PART 2 CASH EQUIVALENTS
Showing Investments Owned End of Current Quarter
1	2	3	4	5	6	7	8
Description	Code	Date Acquired	Rate of Interest	Maturity Date	Book/Adjusted Carrying Value	Amount of Interest Due and Accured	Gross Investment Income
ING BK GC 5.27 07/16/07 07/16/2007		06/27/2007	5.270	07/16/2007	5,000,000	2,928	2,928
RBOC GC 5.25 07/16/07 07/16/2007		06/27/2007	5.250	07/16/2007	5,000,000	2,917	2,917
SOC GEN GC 5.26 07/16/07 07/16/2007		06/27/2007	5.260	07/16/2007	6,397,000	3,739	3,739
RABO BK GC 5.25 0716/07 07/16/2007		06/27/2007	5.250	07/16/2007	7,936,000	4,629	4,629
HSBC BK USA 5.06 07/16/07 07/16/2007		06/28/2007	5.060	07/16/2007	234,000	99	99
HSBC BK USA 5.06 07/16/07 07/16/2007		06/29/2007	5.060	07/16/2007	165,000	46	46

0199999 Total Cash Equivalents					24,732,000	14,358	14,358

E09